Taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of income tax expense (benefit)
	For the Year Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Current income tax provision	$513,379	$100,741	$9,627
Deferred income tax provision (benefit)	(333,045)	111,757	(106,431)
Total	$180,334	$212,498	$(96,804)

Schedule of deferred tax assets and liabilities
	As of March 31, 2021	As of March 31, 2020
Allowance for doubtful accounts	$139,048	$113,062
Deferred revenue	546,043	219,177
Net operating loss carry-forwards	2,462	465,059
Total deferred tax asset	687,553	797,298
Valuation allowance	(48,284)	(525,183)
Deferred tax assets, net	$639,269	$272,115

Schedule of statutory effective tax rate
	For the Years Ended
	March 31, 2021	March 31, 2020	March 31, 2019
Statutory PRC income tax rate	25%	25%	25%
Favorable tax rate impact (a)	(7.9)%	(6.3)%	(11.1)%
Permanent difference	0.8%	(4.6)%	(1.6)%
Change in valuation allowance	(2.9)%	(29.0)%	(3.6)%
Effective tax rate	15.0%	(14.9)%	8.7%
(a)	Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Liaoning Huafu and Huafu Silu are subject to a favorable tax rate of 10%.

Schedule of taxes payable
	As of March 31, 2021	As of March 31, 2020
Income tax payable	$630,953	$274,296
Value added tax payable	63,339	26,239
Other taxes payable	18,035	13,517
Total	$712,327	$314,052